Loans And Leases (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Accounts Notes And Loans Receivable [Line Items]
Loans	$ 346,125	$ 297,064
Loans 90 days or more past due and still accruing interest
Total TDR's	3,130	5,276
Allocated specific reserves to modified TDRs	$ 22	$ 20
Number of loans modified as a TDR | loan	1	2
TDR's charge-offs	$ 0	$ 0
Number of TDRs in payment default | loan	1	0
Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Percent of loans risk rated for capital adequacy	100.00%
Percent of participation agreement interest	95.00%
Ownership interest in each loan is participates	5.00%
Nonaccrual [Member] | Commitments to Lend Additional Amounts [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 0	$ 0
Single-Family Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans modified as a TDR | loan	1	1
Single-Family Mortgage Loans [Member] | Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans	$ 46,919	$ 43,517
Home Equity Line of Credit, Originated Portfolio [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans modified as a TDR | loan	1	1
Other Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 33,294	$ 19,097
Accruing [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 2,986	$ 4,920
Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans modified as a TDR | loan	1
TDR's charge-offs	$ 239